Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Summary of Long-Term Debt
Long-term debt consists of the following:

	As of December 31, 2021	As of June 30, 2022	Margin
Term loan
Issued in November 2021 maturing in November 2026	$28,000,000	$25,598,000	1.95%
Total long-term debt	28,000,000	25,598,000

Less: Deferred finance charges	163,413	133,943

Total long-term debt, net	27,836,587	25,464,057

Less: Current portion of long-term debt	4,804,000	4,804,000

Add: Current portion of deferred loan and financing arrangements issuance costs	56,384	50,202

Long-term debt, net	$23,088,971	$20,710,259